Fair values of financial assets and financial liabilities - Not measured at fair value (Details) - Not measured at fair value - AUD ($) $ in Millions	Sep. 30, 2019	Sep. 30, 2018
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	$ 746,686	$ 746,236
Financial liabilities, Carrying Amount	749,430	730,605
Financial assets, Fair Value	748,306	746,538
Financial Liabilities, Fair Value	751,562	732,281
Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	3,287	2,184
Financial Liabilities, Fair Value	3,287	2,184
Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	524,834	518,107
Financial Liabilities, Fair Value	525,516	518,791
Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	23,845	23,808
Financial Liabilities, Fair Value	23,845	23,808
Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	175,638	169,241
Financial Liabilities, Fair Value	176,838	170,060
Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	21,826	17,265
Financial Liabilities, Fair Value	22,076	17,438
Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	20,059	26,788
Financial assets, Fair Value	20,059	26,788
Collateral paid
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	5,930	4,787
Financial assets, Fair Value	5,930	4,787
Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	820
Financial assets, Fair Value	820
Loans
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	714,510	709,144
Financial assets, Fair Value	716,130	709,446
Loans | Previously stated
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount		706,440
Financial assets, Fair Value		706,742
Other financial assets
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	5,367	5,517
Financial assets, Fair Value	5,367	5,517
Level 1
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	25,989	31,575
Financial Liabilities, Fair Value	3,287	2,184
Level 1 | Collateral received
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	3,287	2,184
Level 1 | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	20,059	26,788
Level 1 | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	5,930	4,787
Level 2
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	5,733	5,517
Financial Liabilities, Fair Value	745,485	727,259
Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	522,726	515,953
Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	23,845	23,808
Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	176,838	170,060
Level 2 | Loan capital
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	22,076	17,438
Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	366
Level 2 | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	5,367	5,517
Level 3
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	716,584	709,446
Financial Liabilities, Fair Value	2,790	2,838
Level 3 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	2,790	2,838
Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	454
Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	716,130	709,446
Parent Entity
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	793,682	797,794
Financial liabilities, Carrying Amount	811,962	793,330
Financial assets, Fair Value	795,965	798,801
Financial Liabilities, Fair Value	813,889	794,886
Parent Entity | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	2,849	1,748
Financial Liabilities, Fair Value	2,849	1,748
Parent Entity | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	464,075	460,406
Financial Liabilities, Fair Value	464,691	461,054
Parent Entity | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	23,146	22,969
Financial Liabilities, Fair Value	23,146	22,969
Parent Entity | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	153,050	149,065
Financial Liabilities, Fair Value	154,111	149,800
Parent Entity | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	147,016	141,877
Financial Liabilities, Fair Value	147,016	141,877
long-term debt instruments	8,165	6,511
Parent Entity | Due to subsidiaries | Previously stated
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount		142,400
Parent Entity | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	21,826	17,265
Financial Liabilities, Fair Value	22,076	17,438
Parent Entity | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	17,692	24,976
Financial assets, Fair Value	17,692	24,976
Parent Entity | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	5,773	4,722
Financial assets, Fair Value	5,773	4,722
Parent Entity | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	27
Financial assets, Fair Value	27
Parent Entity | Loans
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	631,676	629,622
Financial assets, Fair Value	633,003	629,774
Parent Entity | Loans | Previously stated
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount		626,918
Financial assets, Fair Value		627,070
Parent Entity | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	133,899	133,808
Financial assets, Fair Value	134,855	134,663
Parent Entity | Due from subsidiaries | Previously stated
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount		140,597
Parent Entity | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	4,615	4,666
Financial assets, Fair Value	4,615	4,666
Parent Entity | Level 1
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	23,465	29,698
Financial Liabilities, Fair Value	2,849	1,748
Parent Entity | Level 1 | Collateral received
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	2,849	1,748
Parent Entity | Level 1 | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	17,692	24,976
Parent Entity | Level 1 | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	5,773	4,722
Parent Entity | Level 2
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	94,299	93,034
Financial Liabilities, Fair Value	669,326	656,981
Parent Entity | Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	463,440	459,841
Parent Entity | Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	23,146	22,969
Parent Entity | Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	154,111	149,800
Parent Entity | Level 2 | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	6,553	6,933
Parent Entity | Level 2 | Loan capital
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	22,076	17,438
Parent Entity | Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	4
Parent Entity | Level 2 | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	89,680	88,368
Parent Entity | Level 2 | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	4,615	4,666
Parent Entity | Level 3
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	678,201	676,069
Financial Liabilities, Fair Value	141,714	136,157
Parent Entity | Level 3 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	1,251	1,213
Parent Entity | Level 3 | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	140,463	134,944
Parent Entity | Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	23
Parent Entity | Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	633,003	629,774
Parent Entity | Level 3 | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	$ 45,175	$ 46,295